Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	$ 138,110	$ 133,866
Accumulated depreciation and amortization	(104,104)	(101,310)
Total	34,007	32,556
Depreciation and amortization expense	4,100	4,100	$ 4,200
Occupancy expense of the Bank's premises included rental expense	8,165	8,213	$ 8,128
Land [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	2,444	2,426
Buildings [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	36,347	36,260
Furniture, Fixtures and Equipment [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	62,901	60,320
Leasehold Improvements [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	$ 36,418	$ 34,860